Schedule of reconciliation compute basic and diluted net income (loss) per share (Details) - USD ($)	2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Allocation of net income (loss)						$ (5,593,035)	$ 11,673,099	$ 20,117,773	$ (8,986,289)
Weighted-average shares outstanding						35,216,000			35,216,000
Basic and diluted net income (loss) per share						$ (0.16)			$ (0.26)
Weighted-average common shares outstanding - basic						35,216,000	35,216,000	35,216,000	35,216,000
Assumed conversion of preferred stock							18,927,326	19,353,143
Dilutive effect of equity awards							4,353,350	3,482,471
Weighted-average common shares outstanding - diluted						35,216,000	58,496,676	58,051,614	35,216,000
Big Cypress Acquisition Corp [Member]
Allocation of net income (loss)	$ (8,996)	$ (330,829)	$ (2,202,161)	$ 2,973,220		$ 440,230
Weighted-average shares outstanding	2,500,000 [1]	14,792,200	14,792,000	13,070,827	13,936,269	14,224,714
Basic and diluted net income (loss) per share	$ (0.00)	$ (0.02)	$ (0.15)	$ 0.23	$ 0.06	$ 0.03

[1]	Excludes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).